Schedule II.-Valuation and Qualifying Accounts and Reserves (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Restructuring cost
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 145	¥ 480	¥ 2,850
Acquisitions		0	0	0
Addition: Charged to costs and expenses		49	145	0
Deduction		(145)	(480)	(2,373)
Translation adjustment		0	0	3
Balance at end of period		49	145	480
Restructuring cost | Closed office lease obligations
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		23	0
Acquisitions		0	0
Addition: Charged to costs and expenses		49	23
Deduction		(23)	0
Translation adjustment		0	0
Balance at end of period		49	23	0
Restructuring cost | Severance and other benefits to terminated employees
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		122	480	2,850
Acquisitions		0	0	0
Addition: Charged to costs and expenses		0	122	0
Deduction		(122)	(480)	(2,373)
Translation adjustment		0	0	3
Balance at end of period		0	122	480
Valuation Allowance of Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		39,046	37,287	35,155
Acquisitions		0	0	143
Addition: Charged to costs and expenses		8,481	12,714	4,123
Deduction	[1]	(15,572)	(12,233)	(2,814)
Other	[2]	3,890	1,278	680
Balance at end of period		¥ 35,845	¥ 39,046	¥ 37,287

[1]	The amount of deduction includes benefits recognized in income tax expense, expiration of loss carryforwards and sales of subsidiaries. The amounts of benefits recognized in earnings due to the utilization of net operation loss carry forwards were ¥1,465 million in fiscal 2023, ¥3,660 million in fiscal 2024 and ¥3,380 million in fiscal 2025. The remaining amounts of benefits recognized in earnings were ¥125 million in fiscal 2023, ¥3,613 million in fiscal 2024 and ¥3,128 million in fiscal 2025.
[2]	The amount of other includes translation adjustment and the effect of changes in statutory tax rate.